Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	PUGET ENERGY INC /WA
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	454-6363
Entity Tax Identification Number	91-1969407
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001085392
Amendment Flag	false
Entity Primary SIC Number	4911
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	355 110th Ave NE
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	454-6363
Contact Personnel Name	Lorna Luebbe